SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 20 — SUBSEQUENT EVENT

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-Q for the three months ended March 31, 2024.

Meteora Settlement

Pursuant to a settlement agreement made with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital, LLC (collectively, “Meteora”) as of April 11, 2024, the Company paid Meteora $200,000, and agreed that Meteora could retain $100,000 already paid to Meteora. This settlement agreement was entered into in connection with a subscription agreement entered into as of July 30, 2023, by and among the Company and Meteora.

Joint Venture

On April 25, 2024, the Company entered into a binding term sheet (the “Term Sheet”) through its subsidiary Health Wealth Happiness Pte Ltd. (“HWHPL”) outlining a joint venture with Chen Ziping, an experienced entrepreneur in the travel industry, and Chan Heng Fai Ambrose, HWH’s Executive Chairman, as a part of HWH’s strategy of building its travel business in Asia. The planned joint venture company (referred to here as the “JVC”) will be known as HapiTravel Holding Pte. Ltd. The JVC will be initially owned as follows: (a) HWHPL will hold 19% of the shares in the JVC; (b) Mr. Chan will hold 11%; and (c) the remaining 70% of the shares in the JVC are to be held by Mr. Chen.

Ideal Food & Beverage Pte. Ltd.

On March 14, 2024, the Company entered into a shares subscription agreement through its subsidiary Alset F&B Holding Pte. Ltd. (“F&BH”) to subscription of shares in Ideal Food & Beverage Pte. Ltd. (“IFBPL”) with the subscription of 19,000 shares constituting S$19,000 (and 19%) of the issued and paid-up capital of IFBPL. And due to the bank account of IFBPL was under opening procedure, the Company will pay it until the process was completed.

Credit Facility Agreement

On April 24, 2024, the Company entered into a Credit Facility Agreement (the “Agreement”) with Alset Inc., a Texas corporation and the Company’s indirect, majority stockholder (“Alset Inc.”), pursuant to which Alset Inc. has provided the Company a line of credit facility (the “Credit Facility”) which provides a maximum, aggregate credit line of up to $1,000,000.

Pursuant to the Agreement, the Company may request an advance (each, an “Advance”) on the Credit Facility. Each advance shall bear a simple interest rate of three percent (3%) per annum. Each Advance and all accrued but unpaid interest shall be due and payable at the first (1st) anniversary of the effective date of the Agreement. HWH may at any time during the term of the Agreement prepay a portion or all amounts of its indebtedness without penalty. Each advance shall not be secured by a lien or other encumbrance on any HWH assets, but shall be solely a general unsecured debt obligation of HWH.

Promissory Note from Sharing Services

On May 9, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Sharing Services Global Corporation (“SHRG”), pursuant to which the Company purchased from SHRG a Convertible Promissory Note (the “Convertible Note”) in the amount of $250,000, convertible into 125,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $250,000. The Convertible Note bears an 8% interest rate and has a scheduled maturity three years from the date of the Convertible Note. Additionally, upon signing the Convertible Note, SHRG owns the Company commitment fee of 8% of the principal amount, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

Note 19. Subsequent Events

On January 9, 2024, the Company announced the completion of its previously announced business combination (the “Business Combination”), with Alset Capital Acquisition Corp. (“Alset”) (Nasdaq: “ACAX” for common stock and “ACAXR” for rights), The common stock of the combined company is expected to begin trading on The Nasdaq Global Market (“Nasdaq”) under the new ticker symbol “HWH”. The Business Combination was approved at a special meeting of Alset’s stockholders on August 1, 2023. Upon the closing of the Business Combination, the previously-trading Class A common stock, and rights of Alset ceased to trade with such rights entitling its holder to receive such one-tenth (1/10) of one share of Alset Class A common stock upon the closing of the Business Combination.

On February 20, 2024, the Company invested an additional $312,064 (SG$420,000) for an additional 38.41% ownership interest in Ketomei. After this additional investment, the Company will own 55.65% of Ketomei’s outstanding shares and Ketomei will be consolidated into the financial statements of HWH International Inc beginning on February 20, 2024.

Pursuant to a settlement agreement made with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital, LLC (collectively, “Meteora”) as of April 11, 2024, the Company paid Meteora $200,000, and agreed that Meteora could retain $100,000 already paid to Meteora. This settlement agreement was entered into in connection with a subscription agreement entered into as of July 30, 2023, by and among the Company and Meteora.

On April 25, 2024, the Company entered into a binding term sheet (the “Term Sheet”) through its subsidiary Health Wealth Happiness Pte Ltd. (“HWHPL”) outlining a joint venture with Chen Ziping, an experienced entrepreneur in the travel industry, and Chan Heng Fai Ambrose, HWH’s Executive Chairman, as a part of HWH’s strategy of building its travel business in Asia. The planned joint venture company (referred to here as the “JVC”) will be known as HapiTravel Holding Pte. Ltd. The JVC will be initially owned as follows: (a) HWHPL will hold 19% of the shares in the JVC; (b) Mr. Chan will hold 11%; and (c) the remaining 70% of the shares in the JVC are to be held by Mr. Chen.

On March 14, 2024, the Company entered into a shares subscription agreement through its subsidiary Alset F&B Holding Pte. Ltd. (“F&BH”) to subscription of shares in Ideal Food & Beverage Pte. Ltd. (“IFBPL”) with the subscription of 19,000 shares constituting S$19,000 (and 19%) of the issued and paid-up capital of IFBPL. And due to the bank account of IFBPL was under opening procedure, the Company will pay it until the process was completed.

On April 24, 2024, the Company entered into a Credit Facility Agreement (the “Agreement”) with Alset Inc., a Texas corporation and the Company’s indirect, majority stockholder (“Alset Inc.”), pursuant to which Alset Inc. has provided the Company a line of credit facility (the “Credit Facility”) which provides a maximum, aggregate credit line of up to $1,000,000. Pursuant to the Agreement, the Company may request an advance (each, an “Advance”) on the Credit Facility. Each advance shall bear a simple interest rate of three percent (3%) per annum. Each Advance and all accrued but unpaid interest shall be due and payable at the first (1st) anniversary of the effective date of the Agreement. HWH may at any time during the term of the Agreement prepay a portion or all amounts of its indebtedness without penalty. Each advance shall not be secured by a lien or other encumbrance on any HWH assets, but shall be solely a general unsecured debt obligation of HWH.

On May 9, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Sharing Services Global Corporation (“SHRG”), pursuant to which the Company purchased from SHRG a Convertible Promissory Note (the “Convertible Note”) in the amount of $250,000, convertible into 125,000,000 shares of SHRG’s common stock at the option of the Company for an aggregate purchase price of $250,000. The Convertible Note bears an 8% interest rate and has a scheduled maturity three years from the date of the Convertible Note. Additionally, upon signing the Convertible Note, SHRG owns the Company commitment fee of 8% of the principal amount, which will be paid either in cash or in common stock of SHRG, at the discretion of the Company.

NOTE 9 — SUBSEQUENT EVENT

On January 9, 2024, the Company announced the completion of its previously announced business combination. In connection with the Business Combination, Alset changed its name from Alset Capital Acquisition Corp. to HWH International Inc.

As a result of the Business Combination, each share of Class A common stock was cancelled and converted into shares of the Company’s common stock, on the terms set forth in the Merger Agreement, dated September 9, 2022. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company common stock that was delivered as consideration in the Business Combination was 12,500,000 shares.

Also, as a result of the Business Combination, each outstanding share of Class B common stock, with par value of $0.0001 per share, of Alset (the “Class B Common Stock”), automatically converted into one share of Class A common stock, with $0.0001 par value per share, of Alset (the “Class A Common Stock”), and then subsequently converted into one share of Company common stock.

In lieu of the Company tendering the full amount of Deferred Underwriting Commission, the Company and EF Hutton entered into the Satisfaction Agreement, pursuant to which EF Hutton accepted a combination of $325,000 in cash (the “Cash Payment”) upon the closing of the business combination, 149,443 shares of the Company’s common stock (the “Shares”) and a $1,184,375 promissory note (the “Promissory Note”) as full satisfaction of the Deferred Underwriting Commission.

1,942,108 shares of the Company’s common stock were redeemed in connection with the Business Combination at a redemption price of $10.66 per share. Following the Business Combination, 909,875 new shares of the Company’s common stock were issued in connection with the conversion of rights into HWH common shares.